Investments in associates and joint ventures - Reconciliation of equity (Details) - COP ($) $ in Millions		6 Months Ended
	Jan. 19, 2021	Jun. 30, 2021	Jun. 30, 2020
Disclosure of Investments in associates and joint ventures [Line Items]
Other Comprehensive Income, Net of Tax, Sale of Joint Ventures		$ (361,728)	$ 0
Offshore International Group | Sale of stake in Offshore International Group
Disclosure of Investments in associates and joint ventures [Line Items]
Sale of ownership interests	50.00%
Proceeds from disposal of oil and gas assets	$ 4,923
Other Comprehensive Income, Net of Tax, Sale of Joint Ventures	$ 361,728